UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England             10 August 2007
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     888,072
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 6/30/07

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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALLTEL CORP                   COM             020039103  29,621      438,500 SH          SOLE                     438,500
ARCHSTONE SMITH TR            COM             039583109  14,807      250,500 SH          SOLE                     250,500
CVS CAREMARK CORPORATION      COM             126650100  47,906    1,314,300 SH          SOLE                   1,314,300
CVS CAREMARK CORPORATION      COM             126650100  69,620    1,910,000     CALL    SOLE                   1,910,000
DJO INCORPORATED              COM             23325G104   7,137      172,935 SH          SOLE                     172,935
DOLLAR GEN CORP               COM             256669102  19,969      911,000 SH          SOLE                     911,000
EDWARDS AG INC                COM             281760108  37,303      441,200 SH          SOLE                     441,200
EGL INC                       COM             268484102  30,073      647,000 SH          SOLE                     647,000
FIRST DATA CORP               COM             319963104  60,245    1,844,050 SH          SOLE                   1,844,050
GENESCO INC                   COM             371532102  15,065      288,000 SH          SOLE                     288,000
GENESIS HEALTHCARE CORP       COM             37184D101  20,526      300,000 SH          SOLE                     300,000
GRACE W R & CO DEL NEW        COM             38388F108  31,734    1,295,800 SH          SOLE                   1,295,800
HARRAHS ENTMT INC             COM             413619107  44,999      527,780 SH          SOLE                     527,780
INFRASOURCE SVCS INC          COM             45684P102   7,791      210,000 SH          SOLE                     210,000
INVESTORS FINL SERVICES CORP  COM             461915100  57,039      924,900 SH          SOLE                     924,900
ITT CORP NEW                  COM             450911102  44,723      655,000 SH          SOLE                     655,000
ITT CORP NEW                  COM             450911102  44,723      655,000     PUT     SOLE                     655,000
OCEANAUT INC                  UNIT 01/01/2011 675227201   4,415      500,000 SH          SOLE                     500,000
OHIO CAS CORP                 COM             677240103  32,507      750,563 SH          SOLE                     750,563
RIVIERA HLDGS CORP            COM             769627100   4,145      114,025 SH          SOLE                     114,025
RTI INTL METALS INC           COM             74973W107   6,851       90,900 SH          SOLE                      90,900
SECURITY CAPITAL ASSURANCE    COM             G8018D107   3,335      108,022 SH          SOLE                     108,022
SERVICEMASTER CO              COM             81760N109  32,300    2,089,258 SH          SOLE                   2,089,258
SPDR TR                       UNIT SER 1      78462F103  52,651      350,000     CALL    SOLE                     350,000
STAR MARITIME ACQUISITION CO  COM             85516E107  34,941    2,850,000 SH          SOLE                   2,850,000
STAR MARITIME ACQUISITION CO  *WEXP 12/15/200 85516E115   2,766      684,600 SH          SOLE                     684,600
STATION CASINOS INC           COM             857689103  49,486      570,115 SH          SOLE                     570,115
TEMPLE INLAND INC             COM             879868107  37,145      603,689 SH          SOLE                     603,689
WELLPOINT INC                 COM             94973V107  44,250      554,300 SH          SOLE                     554,300

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